Employees and Employee-Related Costs - Board of Directors and Executive Management (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2019 employee	Jan. 31, 2019 employee	Dec. 31, 2022 USD ($) employee	Dec. 31, 2021 USD ($) employee	Dec. 31, 2020 USD ($) employee
Employees and Employee-Related Costs
Number of members of executive management | employee	5	4	6	5
Executive management which resigned | employee				1	1
Board of Directors and Executive Management
Employees and Employee-Related Costs
Total			$ 2,699	$ 2,747	$ 3,223
Board of Directors and Executive Management | Research and development expenses
Employees and Employee-Related Costs
Members of executive management			1,517	1,431	824
Board of Directors and Executive Management | General and administrative expense
Employees and Employee-Related Costs
Members of executive management			1,182	1,316	2,399
Executive management
Employees and Employee-Related Costs
Wages and salaries			$ 1,970	$ 1,833	$ 1,298
Share-based compensation expenses			321	514	1,566
Total			2,291	2,347	2,864
Board of Directors
Employees and Employee-Related Costs
Wages and salaries			379	313
Share-based compensation expenses			29	87	359
Total			$ 408	$ 400	$ 359